Schedule of Estimates Value of Prepayment Option by Assessing Interest Rate Movements (Details)	Dec. 31, 2025 USD ($)	Nov. 10, 2025	Dec. 31, 2024 USD ($)
Silver Loan	$ 80,950,239		$ 31,802,708
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date			Aug. 08, 2027
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input			15
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input			26.5
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input			4.23
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input			4.53
Tranche 1,2,3,4&5 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input			16.54
Tranche 6 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date		Aug. 08, 2027
Tranche 6 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input		13.5
Tranche 6 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input		25.3
Tranche 6 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input		3.60
Tranche 6 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input		7.81
Tranche 6 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input		19.20
Tranche 1,2,3,4,5&6 Warrants [Member] | Measurement Input, Maturity [Member]
Maturity date	Aug. 08, 2027
Tranche 1,2,3,4,5&6 Warrants [Member] | Measurement Input Contractual Interest Rate [Member]
Debt instrument, measurement input	13.5
Tranche 1,2,3,4,5&6 Warrants [Member] | Measurement Input Interest Rate Volatility [Member]
Debt instrument, measurement input	24.4
Tranche 1,2,3,4,5&6 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input	3.47
Tranche 1,2,3,4,5&6 Warrants [Member] | Measurement Input, Credit Spread [Member]
Debt instrument, measurement input	11.05
Tranche 1,2,3,4,5&6 Warrants [Member] | Measurement Input Risk Free Adjusted Interest Rate [Member]
Debt instrument, measurement input	22.32